Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net
Composition:

	Goodwill	Software	Others	Total
	$ Thousands
Cost
Balance as at January 1, 2019	21,880	1,248	454	23,582
Acquisitions – self development	-	273	-	273
Disposals	(319)	(45)	(210)	(574)
Translation differences	25	84	50	159
	21,586	1,560	294	23,440

Amortization and impairment
Balance as at January 1, 2019	21,545	524	207	22,276
Amortization for the year	-	170	15	185
Disposals	(95)	(45)	(168)	(308)
Translation differences	5	37	12	54
Balance as at December 31, 2019	21,455	686	66	22,207

Carrying value
As at January 1, 2019	335	724	247	1,306
As at December 31, 2019	131	874	228	1,233

	Goodwill	Software	Others	Total
	$ Thousands
Cost
Balance as at January 1, 2018	21,914	1,153	509	23,576
Acquisitions – self development	-	162	-	162
Translation differences	(34)	(67)	(55)	(156)
Balance as at December 31, 2018	21,880	1,248	454	23,582

Amortization and impairment
Balance as at January 1, 2018	21,455	445	35	21,935
Amortization for the year	94	107	182	383
Translation differences	(4)	(28)	(10)	(42)
Balance as at December 31, 2018	21,545	524	207	22,276

Carrying value
As at January 1, 2018	459	708	474	1,641
As at December 31, 2018	335	724	247	1,306

Schedule of Carrying Amounts of Intangible Assets
The total carrying amounts of intangible assets with a finite useful life and with an indefinite useful life or not yet available for use

	As at December 31,
	2019	2018
	$ Thousands
Intangible assets with a finite useful life	1,102	971
Intangible assets with an indefinite useful life or not yet available for use	131	335
	1,233	1,306